Intangible Assets, Net - Additional Information (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible assets other than goodwill	$ 12,796,940		$ 17,088,277
Expenses related to unsuccessful wells	$ 10,512,451	$ 18,453,255